Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Notes to Financial Statements
Subsequent Events

The Company evaluated subsequent events through the date the accompanying consolidated financial statements were issued.  Subsequent to December 31, 2014, the following events occurred:

During January 2015, the Company purchased 42,000 warrants to purchase Series D Preferred. This represented all outstanding warrants to purchase Series D Preferred.

During January 2015, the Company received notice from a shareholder of the Company stating that the shareholder was returning realized profits from their trades of the Company’s common stock during the year ended September 30, 2014. The shareholder also indicated that during this time, the shareholder was subject to Section 16 of the United States Security Exchange Act of 1934 (the “Exchange Act”) because they owned more than 10% of the shares of Company common stock. As such, the shareholder complied with Section 16(b) of the Exchange Act by returning the realized profits to the Company in the amount of $4.7 million. The Company received these funds during January 2015.

The Company evaluated subsequent events through the date the accompanying consolidated financial statements were issued.  Subsequent to September 30, 2014, the following events occurred:

On November 26, 2014 (the “Closing Date”), the Company entered into a Share Purchase Agreement (the “G2 Agreement”) to purchase from the existing Shareholders of G2 all issued and outstanding shares and equity interests of G2 (collectively the “Shares”) for an aggregate purchase price of up to CAD$4.6 million (the “G2 Acquisition”), of which CAD$2.0 million was paid in cash to the Shareholders on the Closing Date. Pursuant to the terms and conditions of the Agreement, the remainder of the purchase price will be paid as follows: (i) CAD$600,000 will be paid to the Shareholders in shares of Common Stock of which one-half of the shares will be issued on the one-year anniversary of the Closing Date and the remaining one-half will be issued on the two-year anniversary of the Closing Date; and (ii) the remaining CAD$2.0 million will be paid to the Shareholders in shares of Common Stock periodically, over the course the two-year period beginning on the Closing Date, upon the achievement of certain milestones set forth in the G2 Agreement. The G2 Agreement also provides for customary representations, warranties and covenants, including provisions for indemnification, and is subject to customary closing conditions. Following the G2 Acquisition, G2’s executive leadership and employees will be integrated with the Company but will operate from G2’s existing offices in Halifax, Nova Scotia, Canada. The Company issued 38,499 shares of Common Stock subsequent to September 30, 2014 in connection to this acquisition. As of the date that these consolidated financial statements were issued, the Company was in the process of determining the value of assets and liabilities acquired in connection to this acquisition.